BORROWINGS	12 Months Ended
Dec. 31, 2020
BORROWINGS
BORROWINGS

20.    BORROWINGS

(a)   Short-term borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Short-term borrowings	8,517,391,989	7,556,938,793
Long-term borrowings—current portion	529,857,922	681,591,988
Total short-term borrowings	9,047,249,911	8,238,530,781

The short-term borrowings outstanding as of December 31, 2019 and December 31, 2020 carried a weighted average interest rate of 4.05% and 3.56% per annum, respectively. Included in the balance of short-term borrowings as of December 31, 2020 were borrowings of RMB148,302,000, RMB1,980,232,833, RMB230,811,400 and RMB21,883,658 which are denominated and repayable in EUR, USD, JPY and AUD, respectively.

The Group entered into an agreement to sell two solar power plants in Mexico to a Mexican renewable energy company in November 2019. Short-term borrowings of RMB35,591,498 related to these two solar power plants were reclassified as liabilities held for sale as of December 31, 2019.

Details of the Group’s short-term borrowings as of December 31, 2020 are:

Type of loan	As of December 31, 2020	Guarantee/Collateral
Credit loan	1,461,532,078		a)
Letter of credit loan	2,127,864,996		a)
	936,088,260	Guaranteed by JinkoSolar Holding	b)
	210,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
Guaranteed by	9,591,603	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
subsidiaries of	50,000,000	Guaranteed by JinkoSolar Holding and shareholders of the Group	b)
the Group and/or	159,631,579	Guaranteed by Jiangxi Jinko	b)
collateralized on	769,089,963	Guaranteed by Zhejiang Jinko	b)
the Group’s assets	100,000,000	Guaranteed by Zhejiang Jinko and shareholders of the Group	b)
	365,557,216	Guaranteed by Zhejiang Jinko and Jiangxi Heji Investment Co., Ltd.	b)
	150,000,000	Guaranteed by shareholders of the Group	b)
	491,348,271	Financings associated with failed sale-leaseback transactions	c)
	1,407,826,815	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	8,238,530,781
a)	As of December 31, 2020, the Group had short-term bank borrowings of RMB1,461,532,078 credit loans and RMB2,127,864,996 letter of credit loan. The remaining short-term bank borrowings of RMB4,649,133,707 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB936,088,260 guaranteed by JinkoSolar Holding, RMB210,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB9,591,603 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB50,000,000 guaranteed by Jinkosolar Holding and shareholders of the Group, RMB159,631,579 guaranteed by Jiangxi Jinko, RMB769,089,963 guaranteed by Zhejiang Jinko, RMB100,000,000 guaranteed by Zhejiang Jinko and shareholders of the Group, RMB365,557,216 guaranteed by Zhejiang Jinko and Jiangxi Heji Investment Co., Ltd., RMB150,000,000 guaranteed by shareholders of the Group, respectively.
c)	As of December 31, 2020, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB416,100,652 under long-term borrowings, and RMB491,348,271 as current portion (Note 21).
d)	Borrowings of RMB75,000,000 collateralized on the bank deposits of Zhejiang Jinko, RMB115,583,169 collateralized on the account receivables of the Group, RMB60,000,000 collateralized on the Group's certain inventory, RMB230,811,400 collateralized on the account receivables and inventories of JinkoSolar Japan, and RMB926,432,246 collateralized on the Group’s certain building and equipment, including RMB408,820,000 which were also collateralized on the Group’s certain land use rights, RMB35,000,000 were also collateralized on the Group’s certain inventory. In addition, included in these borrowings there were borrowings of RMB400,748,411 guaranteed by Jinkosolar Holding, RMB347,161,107 guaranteed by Jiangxi Jinko, RMB35,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB220,000,000 guaranteed by Zhejiang Jinko and shareholder of the Group, RMB250,000,000 guaranteed by shareholders of the Group.

The net book value of the total collateralized accounts receivables, land use right, building, equipment, inventory and bank deposit was RMB628,310,891, RMB65,882,634, RMB287,383,266, RMB640,900,383, RMB289,876,208, RMB75,000,000 respectively as of December 31, 2020.

Two subsidiaries of the Group had a revolving loan facility from WELLS FARGO BANK, NATIONAL ASSOCIATION as of December 31, 2019 and 2020. Obligations under the loan facility were secured by substantially all of the assets of the two subsidiaries, including account receivables, bank balances, inventories, property and plants etc. (“Pledged Assets”) as of December 31, 2019 and 2020, and the amount of available facilities is generally determined and updated from time to time based on certain percentage of the Pledged Assets balances. As of December 31, 2019 and 2020, RMB4,784,865 (USD685,884) and nil of borrowings were drawn down from such revolving loan facility, respectively.

(b)   Long-term borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Long-term bank borrowings	1,390,440,838	938,717,151
Long-term financings associated with failed sale-leaseback transactions	725,604,249	907,448,923
Other long-term borrowings	—	6,136,961,743
Less: Current portion of long-term borrowings	(241,775,211)	(190,243,717)
Less: Current portion of financings associated with failed sale-leaseback transactions	(288,082,711)	(491,348,271)
Total long-term borrowings	1,586,187,165	7,301,535,829

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
Year ended December 31
2021	681,591,988
2022	417,713,309
2023	85,121,622
2024	2,026,179,912
2025	2,001,306,822
Thereafter	2,771,214,164
Total	7,983,127,817

1)    Long-term bank borrowings

In 2015 and 2016, the Group entered into loan agreements with the Export-Import Bank of China for an aggregate amount of RMB609,283,000, which were repayable from April 2017 to June 2020. As of December 31, 2019, balance of these borrowings amounted to RMB69,881,000, which has been repaid in June 2020. The effective interest rate of the borrowings was 3.82% in 2019. The borrowings were guaranteed by Zhejiang Jinko and JinkoSolar Holding.

In 2016, the Group entered into a 10-year loan agreement with China Merchants Bank for a principle amount of RMB87,880,000 with the interest rate of 5.39%, which was repayable from February 2016 to January 2026. As of December 31, 2020, the total outstanding balances amounted to RMB51,253,014, including RMB8,841,107 due on December 31, 2021. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB136,887,026.

In 2017, the Group entered into a 3-year loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) with the principle amount of RMB50,000,000 which was interest free. Guochuang is a government background entity who provided the interest-free loan to the Group to support its daily operations. The borrowing was collateralized on Jiangxi Jinko’s share pledge and has been repaid by December 31, 2020.

In 2017, the Group entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD6,000,000 (RMB41,857,200). The interest rate is the aggregate of 5.62% and LIBOR. The borrowing was guaranteed by JinkoSolar Holding and has been repaid by December 31, 2020.

In 2018, the Group entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD40,000,000 (RMB279,048,000). The interest rate is the aggregate of 5.62% and LIBOR. The borrowing was guaranteed by JinkoSolar Holding and has been repaid by December 31, 2020.

In 2018, the Group entered into a 7-year loan agreement with a group of lenders including MUFG Bank Mexico, S.A. and BBVA Bancomer. As of December 31, 2019, The Group has drawn down RMB780,163,451 (USD103,248,381 and MXN162,564,059) which is due and payable in March 2025. The interest rate is the aggregate of 2% and LIBOR. The borrowing was pledged by all the shares and assets with carrying amount of RMB1,043,516,591 as of December 31, 2019 of certain project companies of the Group. As of December 31, 2019, the borrowing was reclassified as held-for-sale liabilities and was sold together with the solar project in Mexico in March 2020 (Note 14).

In 2018, the Group entered into a 14-year loan agreement with Inter-American Development Bank and Nederlandse Financierings-Maatschappij Voor Ontwikkelingslandeen N.V. for an aggregate amount of USD105,185,805 (RMB733,797,213). As of December 31, 2020, the Group has drawn down RMB455,214,137 (USD69,765,688), including RMB27,330,260 due on December 31, 2021. The interest rate is the aggregate of 5%~9% and LIBOR.The borrowing was pledged by all of the Group’s rights under the loan agreement and all current and future funds deposited in the designated bank account as well as all of the assets and shares with carrying amount of RMB822,600,064 as of on December 31, 2020 of certain project companies of the Group.

In 2018, the Group entered into a 7-year loan agreement with MUFG Bank Mexico, S.A and MUFG Bank Ltd. for an aggregate amount of USD19,596,403 (RMB136,708,427). As of December 31, 2019, the Group has drawn down RMB135,019,993 (USD18,967,411 and MXN7,328,535) which is due and payable in October 2025. The interest rate is the aggregate of 2% and LIBOR. The borrowing was pledged by all the shares and assets with carrying amount of RMB240,524,789 as of December 31, 2019 of certain project companies of the Group, As of December 31, 2019, the borrowing was reclassified as liabilities held for sale and was sold together with the solar project in Mexico in March 2020 (Note 14).

In 2019, the Group entered into an 8-year loan agreement with China Everbright Bank for a principle amount of RMB372,000,000 with the interest rate of 6.37%, which was repayable from September 2019 to July 2027. As of December 31, 2020, the total outstanding balances amounted to RMB302,250,000, including RMB46,500,000 due on December 31, 2021. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB674,395,829.

In 2019, the Group entered into a 2-year loan agreement with China CITIC Bank for a principle amount of RMB30,000,000 with the interest rate of 8.50%, which is due and payable in August 2021.

In 2020, the Group entered into a 2-year loan agreement with China Everbright Bank for a principle amount of RMB100,000,000 with the interest rate of 4.90%, which is due and payable in June 2022. The borrowing was guaranteed by Jiangxi Jinko and collateralized on the Group's certain equipment with the net book value of RMB273,881,855.

2)    Financings associated with failed sale-leaseback transactions

During the year ended December 31, 2019 and 2020, the Group sold certain machinery and equipment with total carrying amount of RMB1,055.2 million and RMB583.0 million to certain third parties (the “purchaser-lessors”) for a total consideration of RMB927.0 million and RMB572.4 million and simultaneously entered into contracts to lease back these assets from the purchaser-lessors for periods from one to six years. Pursuant to the terms of the contracts, the Group is required to pay to the purchaser-lessors quarterly lease payment over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the fair value of these equipment upon expiration of leasing period is most likely to be much higher than the repurchase price. Therefore, these lease transactions do not qualify as sale-leaseback transaction. Accordingly, the Group identified the transactions as financing arrangements and recorded as borrowings. As of December 31, 2020, the Group recorded RMB907,448,923 under long-term borrowings, including RMB491,348,271 as current portion.

3)    Other long-term borrowings

In the February 2018, Jiangxi Jinko, together with government background funds, established Jinko Sichuan. Cash capital injections with an aggregate amount of RMB1 billion had been made by the non-controlling shareholders through December 31, 2020. The Group controls and consolidates such entity in its financial statements. In October 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Sichuan and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 30% equity interests (the non-controlling interest) held by the government background funds upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB997,222,010 was derecognized, and the new loan liabilities was recorded at fair value of RMB1,113,842,449, with the difference recorded against additional paid-in-capital. In addition, in December 2020, the Jinko Sichuan received capital injection with the amount of RMB300,000,000 from government background funds which bears a fixed annual return of 6% and shall be repaid upon the sixth anniversary of the capital injection date. The Group recorded such capital injection as long-term borrowings. As of December 31, 2020, the Group recorded RMB1,338,816,904 under long-term borrowings in total.

In the second and third quarter of 2018, government background companies made capital injection with the amounted of RMB517 million into Haining Jinko. In the third quarter of 2019, to support developments of local enterprise, government background funds of Zhejiang province made investment into Haining Jinko as capital injections through limited partnership established together with Zhejiang Jinko. The total capital injection received from government funds in the year of 2019 amounted to RMB845.78 million. In the fourth quarter of 2020, the Group entered into supplementary investments agreement with government background funds, pursuant to which the government background funds will no longer participates in any business decision of Haining Jinko and enjoys fixed annual return within the range from 4.75% to 5.23% on their capital injections respectively. Additionally, the Group shall repurchase all the equity interests (the non-controlling interest) held by the government background funds upon the fifth or sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB1,164,120,720 was derecognized, and the new loan liabilities was recorded at fair value of RMB1,192,662,544 with the difference recorded against additional paid-in-capital. As of December 31, 2020, the Group recorded RMB1,154,421,096 under long-term borrowings.

In the September 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with an aggregate amount of RMB765 million had been made by the non-controlling shareholders through December 31, 2020. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Yiwu and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background funds upon the fifth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB778,531,455 was derecognized, and the new loan liabilities was recorded at fair value of RMB817,984,401, with the difference recorded against additional paid-in-capital. As of December 31, 2020, the Group recorded RMB795,375,501 under long-term borrowings.

In the December 2019, Jiangxi Jinko, together with a government background fund, established Jinko Chuzhou. Cash capital injections with an aggregate amount of RMB850 million had been made by the non-controlling shareholder through December 31, 2020. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background fund, pursuant to which the government background fund will no longer participates in any business decision of Jinko Chuzhou and enjoys a fixed annual return of 4.35% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background fund. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB858,872,176 was derecognized, and the new loan liabilities was recorded at fair value of RMB845,754,728, with the difference recorded against additional paid-in-capital. As of December 31, 2020, the Group recorded RMB833,242,979 under long-term borrowings.

In January 2020, Rui Xu entered into a 5-year loan agreement with a government background company with the principle amount of RMB40,000,000 with the interest rate of 4.75%. The loan will be due and payable in January 2025.

In February 2020, Jiangxi Jinko entered into a 1.5-year loan agreement with Shangrao Changxi Trade Co., Ltd. ("Shangrao Changxi") with the principle amount of RMB30,000,000 with the interest rate of 8.68%. The loan will be due and payable in October 2021.

In April 2020, Jiangxi Jinko, together with a government background fund, established Jinko ShangRao. The Group controls and consolidates such entity in its financial statements. Pursuant to the investment agreement entered by Jiangxi Jinko and the government background fund, the government background fund will provide its investment into Shangrao Jinko of RMB4.5 billion with the interest rate stipulated by bank for the corresponding period. Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the date of the investment agreement with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, these government investments were accounted as loan liabilities. As of December 31, 2020, the local government has provided borrowing with amount of RMB1,902,000,000 to Shangrao Jinko with the interest of 4.9%, which is due and payable in May 2026.

In July 2020, the Group entered into a 2-year loan agreement with Ping An International Financial Leasing Co., Ltd. for a principle amount of RMB49,263,158 which was repayable from July 2020 to July 2022. As of December 31, 2020, the total outstanding balances amounted to RMB43,105,263, including RMB24,631,579 due on December 31, 2021. The borrowing was guaranteed by Jiangxi Jinko.